RATE-REGULATED BUSINESSES - Narrative (Details) $ in Millions			1 Months Ended	12 Months Ended
	Apr. 17, 2020	Feb. 01, 2019	Feb. 28, 2018	Dec. 31, 2020 pipeline	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment								$ 1,100,000,000		$ 1,500,000,000
Cost recovery and return on investment, additional period								3 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity				10.10%	10.10%	10.10%
Deemed common equity, percent				40.00%	40.00%	40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity				10.10%					10.10%
Deemed common equity, percent				40.00%					40.00%
After-tax annual contribution to reduce revenue requirement									$ 20
Fixed toll term									6 years
Approved composite depreciation rate						3.90%	3.20%
Unanimous negotiated settlement period	6 years								6 years
Great Lakes
Public Utilities, General Disclosures [Line Items]
Maximum regulatory transportation rate increase (decrease)		2.00%	(27.00%)
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Noncontrolling interest, ownership interest by parent				25.50%		25.50%
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Number of wholly-owned or partially owned pipelines | pipeline				8